Share Capital	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Share Capital
20.
Share capital

The table below provides a reconciliation of the change in the number of authorized shares, shares issued and fully paid, treasury shares and shares outstanding:

	Authorized shares	Issued and fully paid shares	Treasury shares	Shares outstanding
Common shares

31 December 2022	216,742,000	199,500,000	(9,190,030)	190,309,970
GDR options exercised (Note 21)	-	-	618,788	618,788
GDR buyback program	-	-	(1,595,293)	(1,595,293)

31 December 2023	216,742,000	199,500,000	(10,166,535)	189,333,465
GDR options exercised (Note 21)	-	-	747,178	747,178
GDR buyback program	-	-	(64,914)	(64,914)

31 December 2024	216,742,000	199,500,000	(9,484,271)	190,015,729

During the years ended 31 December 2022 and 2023, the Board of Directors approved six separate GDR buyback programs. The Group accounts for GDRs repurchased in Treasury Shares component of Share Capital. One GDR represents one share.

The following table summarizes the details of the GDR buyback programs:

	Start date	Maturity date	Number of GDRs acquired	Total amount paid (in millions of KZT)
1st buy-back program	22 April 2022	21 July 2022	998,429	22,841
2nd buy-back program	22 July 2022	21 October 2022	788,153	21,325
3rd buy-back program	22 October 2022	24 February 2023	1,131,380	38,474
4th buy-back program	22 March 2023	21 July 2023	531,995	18,740
5th buy-back program	22 July 2023	21 October 2023	283,689	12,614
6th buy-back program	22 October 2023	16 January 2024	303,286	13,233

31 December 2024			4,036,932	127,227

The Group accounts for GDRs repurchased as treasury shares.

The table below provides a reconciliation of the change in outstanding share capital fully paid:

	Issued and fully paid shares	Treasury shares	Total

31 December 2022	130,144	(94,058)	36,086
GDR options exercised	-	2,760	2,760
GDR buyback program	-	(60,703)	(60,703)

31 December 2023	130,144	(152,001)	(21,857)
GDR options exercised	-	3,332	3,332
GDR buyback program	-	(2,852)	(2,852)

31 December 2024	130,144	(151,521)	(21,377)

All shares are KZT denominated. The Group has one class of common shares which carry no right to fixed dividend. Share premium represents an excess of contributions received over the nominal value of shares issued and amounts received as a result of the resale of shares over their purchase price.

The following tables represent dividends declared:

	Dividends declared	Dividend per share

March 2023	269,365	KZT 1,350
September 2023	129,702	KZT 750
December 2023	161,065	KZT 850

Total for 2023	560,132

	Dividends declared	Dividend per share

February 2024	161,514	KZT 850
April 2024	161,514	KZT 850
August 2024	161,514	KZT 850
November 2024	161,514	KZT 850

Total for 2024	646,056